UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 86.12%					$101,707,195
(Cost $131,566,485)

Agricultural Products 0.37%					431,347
Bunge Ltd. Finance Corp.,
Gtd Sr Note (Z)	5.350%	04/15/14	BBB-	$555	431,347

Air Freight & Logistics 0.33%					386,506
Fedex Corp. (Z)	7.375	01/15/14	BBB	370	386,506

Airlines 1.74%					2,051,302
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A (Z)	6.545	02/02/19	A-	346	294,470
Pass Thru Ctf Ser 2000-2 Class B (Z)	8.307	04/02/18	B+	384	268,981
Pass Thru Ctf Ser 2001-1 Class C (Z)	7.033	06/15/11	B+	105	75,292
Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A (Z)	6.821	08/10/22	A-	743	512,859
Sr Pass Thru Ctf Ser 2002-1 (Z)	6.417	07/02/12	AA	825	639,375
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1 (Z)	7.027	11/01/19	BBB+	445	260,325

Aluminum 0.59%					700,350
CII Carbon, LLC,
Gtd Sr Sub Note (S)(Z)	11.125	11/15/15	CCC+	1,015	700,350

Auto Parts & Equipment 0.76%					897,400
Allison Transmission, Inc.,
Gtd Sr Note (S)(Z)	11.000	11/01/15	B-	1,000	555,000
Exide Technologies,
Sr Sec Note Ser B (Z)	10.500	03/15/13	B-	395	231,075
Tenneco, Inc.,
Gtd Sr Sub Note (Z)	8.625	11/15/14	B-	365	111,325

Brewers 0.66%					777,970
Miller Brewing Co. (S)(Z)	5.500	08/15/13	BBB+	365	345,259
SABmiller PLC,
Note (S)(Z)	6.500	07/15/18	BBB+	465	432,711

Broadcasting & Cable TV 2.98%					3,521,234
Canadian Satellite Radio Holdings, Inc.,
Sr Note (G)(Z)	12.750	02/15/14	CCC+	979	230,065
Charter Communications Holdings II, LLC,
Gtd Sr Note (S)(Z)	10.250	10/01/13	C	447	223,500
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	BBB+	1,095	1,183,824
CSC Holdings, Inc. (Z)	7.875	02/15/18	BB	390	360,750
Nexstar Broadcasting, Inc.,
Sr Sub Note (Z)	7.000	01/15/14	CCC	340	151,300
Rogers Cable, Inc.,
Gtd Sr Sec Note (Z)	6.750	03/15/15	BBB-	455	458,027
Time Warner Cable, Inc.,
Gtd Sr Note (Z)	8.750	02/14/19	BBB+	290	322,933
Gtd Sr Note (Z)	6.750	07/01/18	BBB+	605	590,835

Casinos & Gaming 3.95%					4,660,252
Chukchansi Economic Development Authority,
Sr Note (S)(Z)	8.000	11/15/13	B+	460	161,000

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)
Downstream Development Authority of the Quapaw
Tribe of Oklahoma,
Sr Sec Note (S)(Z)	12.000%	10/15/15	B-	$500	$265,000
Fontainebleau Las Vegas Holdings LLC,
Note (S)(Z)	11.000	06/15/15	CCC	995	109,450
Greektown Holdings, LLC,
Sr Note (G)(H)(S)(Z)	10.750	12/01/13	D	1,015	192,850
Indianapolis Downs LLC & Capital Corp.,
Sr Sec Note (S)(Z)	11.000	11/01/12	CCC	1,010	540,350
Jacobs Entertainment, Inc.,
Gtd Sr Note (Z)	9.750	06/15/14	B-	500	267,500
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)(Z)	10.250	02/15/14	B-	500	260,000
MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B (Z)	9.000	06/01/12	CCC	290	146,450
Pinnacle Entertainment, Inc.,
Sr Sub Note (Z)	7.500	06/15/15	B+	1,000	725,000
Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)(Z)	4.496	03/15/14	BB	500	237,500
Seminole Tribe of Florida,
Bond (S)(Z)	6.535	10/01/20	BBB	650	497,952
Turning Stone Casino Resort Enterprise,
Sr Note (S)(Z)	9.125	09/15/14	B+	1,540	1,024,100
Waterford Gaming, LLC,
Sr Note (S)(Z)	8.625	09/15/14	BB-	333	233,100

Coal & Consumable Fuels 0.14%					162,400
Drummond Co., Inc.,
Sr Note (S)(Z)	7.375	02/15/16	BB-	290	162,400

Commodity Chemicals 1.36%					1,603,900
NOVA Chemicals Corp.,
Sr Note Ser MTN (Z)	7.400	04/01/09	B+	2,045	1,267,900
Sterling Chemicals, Inc.,
Gtd Sr Sec Note (Z)	10.250	04/01/15	B-	400	336,000

Computer Hardware 0.33%					391,248
NCR Corp.,
Sr Note (Z)	7.125	06/15/09	BBB-	390	391,248

Construction & Farm Machinery & Heavy Trucks 0.66%					781,054
Caterpillar, Inc. (Z)	7.900	12/15/18	A	340	381,054
Manitowoc Co., Inc.,
Gtd Sr Note (Z)	7.125	11/01/13	BB	500	400,000

Consumer Finance 2.25%					2,663,009
American Express Credit Co.,
Sr Note Ser C (Z)	7.300	08/20/13	A	670	685,418
Capital One Financial Corp.,
Sr Note (Z)	6.750	09/15/17	BBB+	1,000	912,417
CIT Group, Inc.,
Sr Note (Z)	5.125	09/30/14	BBB+	255	165,862
Sr Note (Z)	5.000	02/13/14	BBB+	120	81,094
Ford Motor Credit Co.,
Sr Note (Z)	8.000	12/15/16	CCC+	140	83,830

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Consumer Finance (continued)
Nelnet, Inc.,
Note (7.400% to 9-1-11 then variable) (Z)	7.400%	09/29/36	BB+	$715	$219,690
SLM Corp.,
Sr Note Ser MTN (Z)	8.450	06/15/18	BBB-	605	514,698

Data Processing & Outsourced Services 0.34%					405,933
Fiserv, Inc.,
Gtd Sr Note (Z)	6.800	11/20/17	BBB	460	405,933

Department Stores 0.59%					698,216
J.C. Penney Co., Inc.,
Debenture (Z)	7.650	08/15/16	BBB-	445	353,182
Macy's Retail Holdings, Inc.,
Gtd Note (Z)	7.875	07/15/15	BBB-	450	345,034

Diversified Banks 1.99%					2,348,972
Barclays Bank PLC,
Bond (6.860% to 6-15-32 then variable) (S)(Z)	6.860	06/15/32	A	1,655	526,181
Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15 then variable) (S)(Z)	5.506	04/15/15	A2	940	535,989
Natixis SA,
Sub Bond (10.000% to 4-30-18 then variable) (S)(Z)	10.000	12/18/49	BBB+	420	217,640
Northern Trust Co.,
Sub Note (Z)	6.500	08/15/18	AA-	225	234,895
Royal Bank of Scotland Group PLC,
Jr Sub Bond (7.648% to 9-30-31 then variable)
(United Kingdom) (Z)	7.648	08/29/49	BB	650	188,409
Jr Sub Bond Ser MTN (7.640% to 9-29-17 then
variable) (Z)	7.640	03/31/49	BB	400	61,988
Wachovia Bank NA,
Sub Note (Z)	5.850	02/01/37	AA	390	339,531
Sub Note Ser BKNT (Z)	6.600	01/15/38	AA	250	244,339

Diversified Chemicals 0.63%					742,906
EI Du Pont de Nemours & Co.	5.875	01/15/14	A	695	742,906

Diversified Financial Services 2.49%					2,944,031
American General Finance Corp.,
Sr Note Ser MTN (Z)	6.900	12/15/17	BBB	1,470	659,172
ERAC USA Finance Co.,
Gtd Sr Note (S)(Z)	6.375	10/15/17	BBB	465	302,475
General Electric Capital Corp. (Z)	6.875	01/10/39	AAA	475	420,864
NiSource Finance Corp.,
Gtd Bond (Z)	6.800	01/15/19	BBB-	440	314,751
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)(Z)	6.078	01/25/49	BBB+	590	394,209
Sovereign Capital Trust VI,
Gtd Note (Z)	7.908	06/13/36	BB+	480	333,017
TECO Finance, Inc.,
Gtd Sr Note (Z)	6.572	11/01/17	BB+	233	194,945
Sr Note (Z)	7.000	05/01/12	BB+	337	324,598

Diversified Metals & Mining 0.36%					423,942
Rio Tinto Finance (USA) Ltd.,
Gtd Note (Z)	6.500	07/15/18	BBB	505	423,942

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified REIT's 0.42%					$492,041
HRPT Properties Trust,
Sr Note (Z)	6.650%	01/15/18	BBB	$285	174,612
ProLogis,
Sr Sec Note (Z)	6.625	05/15/18	BBB-	605	317,429

Drug Retail 0.95%					1,124,879
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then variable) (Z)	6.302	06/01/37	BBB-	990	539,550
Sr Note (Z)	5.750	06/01/17	BBB+	585	585,329

Electric Utilities 8.40%					9,917,575
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A (Z)	9.000	01/02/17	BB+	938	868,966
Beaver Valley Funding,
Sec Lease Obligation Bond (Z)	9.000	06/01/17	BBB	680	648,564
BVPS II Funding Corp.,
Collateralized Lease Bond (Z)	8.890	06/01/17	BBB	680	691,817
Commonwealth Edison Co.,
Sec Bond (Z)	5.800	03/15/18	BBB+	705	678,703
Constellation Energy Group, Inc.,
Sr Note (Z)	4.550	06/15/15	BBB	415	324,488
Duke Energy Carolinas LLC (Z)	5.750	11/15/13	A	1,000	1,070,360
Duke Energy Corp. (Z)	6.300	02/01/14	BBB+	340	348,723
FPL Energy National Wind,
Sr Sec Note (S)(Z)	5.608	03/10/24	BBB-	323	252,621
FPL Group Capital, Inc. (Z)	7.875	12/15/15	A-	230	265,128
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9 (Z)	9.260	12/15/10	BB+	212	194,242
Jersey Central Power & Light Co. (Z)	7.350	02/01/19	BBB	275	282,947
Midwest Generation LLC,
Gtd Pass Thru Ctf (Z)	8.560	01/02/16	BB+	330	321,502
Monongahela Power Co. (S)(Z)	7.950	12/15/13	BBB+	635	644,781
Oncor Electric Delivery Co.,
Sr Sec Note (Z)	6.375	05/01/12	BBB+	820	816,663
Pepco Holdings, Inc.,
Note (Z)	6.450	08/15/12	BBB-	565	545,829
PNPP II Funding Corp.,
Debenture (Z)	9.120	05/30/16	BBB	387	402,013
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note Ser A (S)(Z)	10.250	11/01/15	CCC	1,000	740,000
Sec Bond (Z)	7.460	01/01/15	CCC	384	305,878
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond (Z)	8.090	01/02/17	BBB	524	514,350

Electrical Components & Equipment 0.68%					799,669
Thomas & Betts Corp.,
Sr Note (Z)	7.250	06/01/13	BBB	775	799,669

Environmental & Facilities Services 0.09%					112,200
Blaze Recycling & Metals LLC,
Sr Sec Note (G)(S)(Z)	10.875	07/15/12	B	165	112,200

Fertilizers & Agricultural Chemicals 0.38%					451,200
Mosiac Co.,
Sr Note (S)(Z)	7.625	12/01/16	BBB-	480	451,200

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Food Distributors 0.60%					$705,600
Independencia International Ltd.,
Gtd Sr Bond (S)(Z)	9.875%	01/31/17	B	$1,000	630,000
Gtd Sr Note (S)(Z)	9.875	05/15/15	B	120	75,600

Gas Utilities 0.20%					240,125
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-1-11 then
variable) (Z)	7.200	11/01/66	BB	565	240,125

Health Care Distributors 1.14%					1,349,258
Covidien International Finance SA,
Gtd Sr Note (Z)	5.450	10/15/12	A-	930	937,279
Gtd Sr Note (Z)	6.000	10/15/17	A-	405	411,979

Health Care Facilities 0.57%					668,937
Community Health Systems, Inc.,
Gtd Sr Sub Note (Z)	8.875	07/15/15	B	695	668,937

Health Care Services 1.60%					1,890,901
Humana, Inc.,
Sr Note (Z)	8.150	06/15/38	BBB	755	570,215
Medco Health Solutions, Inc.,
Sr Note (Z)	7.250	08/15/13	BBB	440	433,186
Sun Healthcare Group, Inc.,
Gtd Sr Sub Note (Z)	9.125	04/15/15	CCC+	1,000	887,500

Home Improvement Retail 0.20%					239,448
Home Depot, Inc.,
Sr Note (Z)	5.875	12/16/36	BBB+	320	239,448

Household Products 0.18%					218,400
Yankee Acquisition Corp.,
Gtd Sr Sub Note (Z)	8.500	02/15/15	B-	455	218,400

Housewares & Specialties 0.10%					120,000
Vitro SA de CV,
Gtd Sr Note (Z)	9.125	02/01/17	CC	500	120,000

Independent Power Producers & Energy Traders 0.27%					323,375
IPALCO Enterprises, Inc.,
Sr Sec Note (Z)	8.625	11/14/11	BB	325	323,375

Industrial Conglomerates 1.15%					1,359,228
Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)(Z)	6.500	02/13/13	A-	750	760,229
Tyco Electronics Group SA,
Gtd Sr Note (Z)	6.550	10/01/17	BBB-	260	214,778
Gtd Sr Note (Z)	6.000	10/01/12	BBB-	415	384,221

Industrial Machinery 0.88%					1,037,082
Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note (Z)	6.875	08/15/18	BBB+	545	511,865
Gtd Note (Z)	6.000	08/15/13	BBB+	540	525,217

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Integrated Oil & Gas 2.00%					$2,359,245
ConocoPhillips Co.,
Gtd Note (Z)	4.400%	05/15/13	A	$1,000	1,015,147
Petro-Canada,
Debenture (Z)	9.250	10/15/21	BBB	1,000	1,014,370
Sr Note (Z)	6.050	05/15/18	BBB	400	329,728

Integrated Telecommunication Services 4.46%					5,266,397
AT&T Inc.,
Sr Note	6.700	11/15/13	A	980	1,058,086
Sr Note	6.400	05/15/38	A	495	489,899
Bellsouth Corp.,
Debenture	6.300	12/15/15	A	823	853,248
Cincinnati Bell, Inc.,
Gtd Sr Sub Note (Z)	8.375	01/15/14	B-	1,025	917,375
Qwest Corp.,
Sr Note (Z)	7.875	09/01/11	BBB-	445	440,550
Telecom Italia Capital,
Gtd Sr Note (Z)	7.721	06/04/38	BBB	765	714,200
Verizon Communications, Inc.,
Sr Bond (Z)	6.900	04/15/38	A	405	424,489
West Corp.,
Gtd Sr Sub Note (Z)	11.000	10/15/16	B-	630	368,550

Investment Banking & Brokerage 6.27%					7,402,946
Bear Stearns Cos., Inc.,
Sr Note (Z)	7.250	02/01/18	A+	1,000	1,064,451
Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18 then variable) (Z)	8.400	04/30/18	BB	770	281,227
Sr Note (Z)	6.875	03/05/38	A	260	233,289
Sr Note (Z)	6.125	05/15/18	A	1,790	1,624,101
Goldman Sachs Group, Inc.,
Sr Note (Z)	5.125	01/15/15	A	760	684,804
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18 then variable)
(Z)	7.900	12/31/49	A-	655	497,833
Merrill Lynch & Co., Inc.,
Jr Sub Bond (Z)	7.750	05/14/38	A	495	469,130
MTN (Z)	6.150	04/25/13	A+	1,000	965,032
Mizuho Financial Group, Ltd.,
Gtd Sub Bond (Z)	8.375	12/29/49	Aa3	750	727,417
Morgan Stanley Co.,
Sr Note (Z)	5.375	10/15/15	A	1,000	855,662

Life & Health Insurance 0.28%					329,376
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then variable) (Z)	6.050	04/20/67	A-	250	112,500
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-15-17 then variable) (S)(Z)	8.300	10/15/37	BB+	440	216,876

Marine 0.77%					907,000
CMA CGM SA,
Sr Note (S)(Z)	7.250	02/01/13	BB-	700	322,000
Navios Maritime Holdings, Inc.,
Sr Note (Z)	9.500	12/15/14	B+	1,000	585,000

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Metal & Glass Containers 0.43%					$502,500
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note (Z)	8.250%	05/15/13	BB+	500	502,500

Movies & Entertainment 0.19%					218,969
Cinemark, Inc.,
Sr Disc Note (Zero to 3-15-09 then 9.750%) (Z)	Zero	03/15/14	CCC+	245	218,969

Multi-Line Insurance 1.63%					1,930,407
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then variable) (Z)	6.150	11/15/66	BBB	430	72,701
Horace Mann Educators Corp.,
Sr Note (Z)	6.850	04/15/16	BBB	395	309,013
Liberty Mutual Group,
Bond (S)(Z)	7.500	08/15/36	BBB-	885	583,142
Gtd Bond (S)(Z)	7.800	03/15/37	BB	705	348,360
Gtd Bond (S)(Z)	7.300	06/15/14	BBB-	750	617,191

Multi-Media 1.66%					1,965,098
News America Holdings, Inc.,
Gtd Note (Z)	7.750	01/20/24	BBB+	1,020	967,006
Gtd Note (Z)	7.600	10/11/15	BBB+	1,000	998,092

Multi-Utilities 0.81%					951,565
CalEnergy Co., Inc.,
Sr Bond (Z)	8.480	09/15/28	BBB+	550	582,716
Sempra Energy,
Sr Bond (Z)	8.900	11/15/13	BBB+	345	368,849

Office Electronics 0.48%					571,175
Xerox Corp.,
Sr Note (Z)	6.750	02/01/17	BBB	670	571,175

Oil & Gas Drilling 0.45%					537,124
Allis-Chalmers Energy, Inc.,
Sr Note (Z)	8.500	03/01/17	B+	335	164,150
Delek & Avner Yam Tethys Ltd.,
Sr Sec Note (S)(Z)	5.326	08/01/13	BBB-	215	194,486
Nabors Industries, Inc.,
Gtd Note (S)(Z)	9.250	01/15/19	BBB+	185	178,488

Oil & Gas Equipment & Services 0.17%					203,558
Weatherford International, Ltd.,
Gtd Note (Z)	9.625	03/01/19	BBB+	200	203,558

Oil & Gas Exploration & Production 2.17%					2,561,538
Devon Energy Corp.,
Sr Note (Z)	6.300	01/15/19	BBB+	465	465,306
Sr Note (Z)	5.625	01/15/14	BBB+	1,025	1,043,286
McMoRan Exploration Co.,
Gtd Sr Note (Z)	11.875	11/15/14	B	340	265,200
Nexen, Inc.,
Sr Note (Z)	5.875	03/10/35	BBB-	355	248,672
XTO Energy, Inc.,
Sr Note (Z)	5.900	08/01/12	BBB	545	539,074

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Oil & Gas Refining & Marketing 0.28%					$330,400
Enterprise Products Operating LP,
Gtd Jr Sub Note (7.034% to 1-15-18 then variable) (Z)	7.034%	01/15/68	BB	$590	330,400

Oil & Gas Storage & Transportation 5.21%					6,155,898
Energy Transfer Partners LP,
Sr Note (Z)	9.700	03/15/19	BBB-	330	354,765
Enterprise Products Operating LP,
Gtd Note (Z)	9.750	01/31/14	BBB-	335	364,295
Gtd Sr Note, Ser B (Z)	5.600	10/15/14	BBB-	650	605,645
Kinder Morgan Energy Partners LP,
Sr Bond (Z)	7.750	03/15/32	BBB	195	193,938
Sr Note (Z)	9.000	02/01/19	BBB	505	548,231
Sr Note (Z)	5.125	11/15/14	BBB	240	225,370
Markwest Energy Partners LP,
Gtd Sr Note Ser B (Z)	8.500	07/15/16	B+	545	399,212
NGPL PipeCo LLC,
Sr Note (S)(Z)	7.119	12/15/17	BBB-	1,580	1,471,400
ONEOK Partners LP,
Gtd Sr Note (Z)	6.150	10/01/16	BBB	705	633,371
Plains All American Pipeline LP,
Gtd Sr Note (S)(Z)	6.500	05/01/18	BBB-	345	288,916
TEPPCO Partners LP,
Gtd Jr Sub Note (7.00% to 6-1-17 then variable) (Z)	7.000	06/01/67	BB	695	358,755
Williams Partners LP,
Gtd Sr Note (Z)	7.250	02/01/17	BBB-	800	712,000

Packaged Foods & Meats 2.38%					2,812,421
General Mills, Inc.,
Sr Note	5.650	02/15/19	BBB+	200	203,993
Sr Note (Z)	5.200	03/17/15	BBB+	155	154,691
Kraft Foods, Inc.,
Sr Note (Z)	6.875	01/26/39	BBB+	315	320,028
Sr Note (Z)	6.125	02/01/18	BBB+	770	785,177
Sr Note (Z)	6.000	02/11/13	BBB+	685	722,132
Minerva Overseas Ltd.,
Gtd Note (S)(Z)	9.500	02/01/17	B	1,080	626,400

Paper Packaging 0.50%					594,325
Graphic Packaging International, Inc.,
Gtd Sr Note (Z)	8.500	08/15/11	B-	445	391,600
Smurfit-Stone Container Corp.,
Sr Note (H)(Z)	8.375	07/01/12	D	1,000	105,000
Sr Note (H)(Z)	8.000	03/15/17	D	245	25,725
U.S. Corrugated, Inc.,
Sr Sec Note (Z)	10.000	06/01/13	B	160	72,000

Paper Products 0.69%					818,914
International Paper Co.,
Sr Note (Z)	7.950	06/15/18	BBB	505	408,914
Verso Paper Holdings LLC,
Gtd Sr Note Ser B (Z)	9.125	08/01/14	B+	1,000	410,000

Pharmaceuticals 0.20%					232,564
Wyeth,
Sr Sub Note (Z)	5.500	03/15/13	A+	220	232,564

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Property & Casualty Insurance 0.57%					$667,766
Progressive Corp.,
Jr Sub Debenture (6.700% to 6-1-17 then variable) (Z)	6.700%	06/15/37	A-	$330	185,916
QBE Insurance Group, Ltd.,
Sr Note (S)(Z)	9.750	03/14/14	A-	486	481,850

Publishing 0.11%					127,469
Idearc, Inc.,
Gtd Sr Note (Z)	8.000	11/15/16	CCC	1,055	32,969
R.H. Donnelley Corp.,
Sr Disc Note Ser A-1 (Z)	6.875	01/15/13	B-	200	18,000
Sr Disc Note Ser A-2 (Z)	6.875	01/15/13	B-	300	27,000
Sr Note (Z)	8.875	10/15/17	B-	495	49,500

Railroads 1.34%					1,587,847
CSX Corp.,
Sr Note (Z)	6.300	03/15/12	BBB-	1,000	998,833
Sr Note (Z)	5.500	08/01/13	BBB-	620	589,014

Real Estate Management & Development 1.22%					1,444,696
Health Care Realty Trust, Inc.,
Sr Note (Z)	8.125	05/01/11	BBB-	175	161,483
Health Care REIT, Inc.,
Sr Note (Z)	6.200	06/01/16	BBB-	505	379,603
Post Apartment Homes,
Sr Note (Z)	5.125	10/12/11	BBB	870	689,860
Ventas Realty LP/Capital Corp.,
Sr Note (Z)	6.625	10/15/14	BBB-	250	213,750

Semiconductors 0.19%					220,000
Freescale Semiconductor, Inc.,
Gtd Sr Note (Z)	8.875	12/15/14	CCC	1,000	220,000

Soft Drinks 1.15%					1,355,405
Bottling Group LLC,
Gtd Sr Note (Z)	6.950	03/15/14	A	345	394,884
Coca Cola Enterprises, Inc.,
Note (Z)	7.375	03/03/14	A	410	470,657
Pepsico, Inc.,
Sr Note (Z)	7.900	11/01/18	A+	395	489,864

Specialized Consumer Services 0.21%					253,000
Sotheby's,
Sr Note (S)(Z)	7.750	06/15/15	BBB-	460	253,000

Specialized Finance 2.37%					2,794,652
American Honda Finance Corp.,
Note (S)(Z)	7.625	10/01/18	A+	655	617,876
Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)(Z)	8.144	05/01/21	BB	1,000	801,562
Bosphorous Financial Services,
Sec Floating Rate Note (S)(Z)	3.949	02/15/12	Baa2	406	346,964
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B (Z)	7.990	12/30/11	BB	688	668,735
GrafTech Finance, Inc.,
Gtd Sr Note (Z)	10.250	02/15/12	BB	41	37,515

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialized Finance (continued)
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable)
(S)(Z)	6.091%	12/22/49	A+	$800	$322,000

Specialized REIT's 0.25%					290,269
Plum Creek Timberlands LP,
Gtd Note (Z)	5.875	11/15/15	BBB-	365	290,269

Specialty Chemicals 1.06%					1,247,976
American Pacific Corp.,
Gtd Sr Note (Z)	9.000	02/01/15	B+	590	495,600
Lubrizol Corp.,
Sr Note (Z)	8.875	02/01/19	BBB	305	312,376
Momentive Performance,
Gtd Sr Note (Z)	9.750	12/01/14	B-	1,000	440,000

Specialty Stores 0.45%					531,791
Staples, Inc.,
Sr Note (Z)	9.750	01/15/14	BBB	500	531,791

Steel 0.43%					504,961
Allegheny Technologies, Inc.,
Sr Note (Z)	8.375	12/15/11	BBB-	275	262,153
Commercial Metals Co.,
Sr Note (Z)	7.350	08/15/18	BBB	310	242,808

Tires & Rubber 0.38%					448,850
Goodyear Tire & Rubber Co.,
Sr Sec Note (Z)	8.625	12/01/11	BB-	470	448,850

Tobacco 2.33%					2,753,435
Alliance One International, Inc.,
Gtd Sr Note (Z)	8.500	05/15/12	B+	245	193,550
Altria Group Inc.,
Gtd Sr Note (Z)	9.950	11/10/38	BBB	685	733,133
Gtd Sr Note (Z)	8.500	11/10/13	BBB	800	879,649
Reynolds American, Inc.,
Sr Sec Note (Z)	7.250	06/01/13	BBB	1,000	947,103

Wireless Telecommunication Services 2.70%					3,185,768
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (S)(Z)	5.612	06/15/35	Baa2	1,340	938,000
Digicel Group Ltd.,
Sr Note (S)(Z)	8.875	01/15/15	Caa1	1,080	793,800
Sprint Capital Corp.,
Gtd Sr Note (Z)	8.375	03/15/12	BB	500	400,000
Gtd Sr Note (Z)	6.900	05/01/19	BB	1,000	670,000
Verizon Wireless,
Sr Note (S)(Z)	7.375	11/15/13	A	355	383,968

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 3.19%			$3,770,603
(Cost $5,106,105)

Agricultural Products 0.91%			1,075,000
Ocean Spray Cranberries, Inc.,
Ser A (S)(Z)	BBB-	12,500	1,075,000

Diversified Financial Services 0.31%			366,203
Bank of America Corp. (Z)	A-	26,575	366,203

Real Estate Investment Trusts 0.63%			741,200
Public Storage REIT, Inc., 6.50%,
Depositary Shares, Ser W (Z)	BBB	40,000	741,200

Real Estate Management & Development 0.74%			882,200
Apartment Investment & Management Co., 8.00%, Ser T (Z)	B+	55,000	882,200

Wireless Telecommunication Services 0.60%			706,000
Telephone & Data Systems, Inc., 7.60% (Z)	BBB-	40,000	706,000

	Par value
Issuer, description, maturity date	(000)	Value

Tranche loans 0.26%		$310,000
(Cost $495,000)

Hotels, Resorts & Cruise Lines 0.26%		310,000
East Valley Tourist Development Authority,
Tranche (Facility LN5501750) 8-6-12 (Z)	$500	310,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 36.30%					$42,863,865
(Cost $42,242,852)

U.S. Government 0.67%					786,677
United States Treasury,
Bond (Z)	4.375%	02/15/38	AAA	105	119,011
Note (Z)	3.750	11/15/18	AAA	620	667,666

U.S. Government Agency 35.63%					42,077,188
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf (Z)	11.250	01/01/16	AAA	11	12,093
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf (Z)	7.000	09/01/12	AAA	2	2,092
30 Yr Pass Thru Ctf (Z)	6.000	09/01/36	AAA	7,095	7,321,020
30 Yr Pass Thru Ctf (Z)	5.500	02/01/36	AAA	3,690	3,782,514
30 Yr Pass Thru Ctf (Z)	5.500	03/01/37	AAA	2,247	2,301,675
30 Yr Pass Thru Ctf (Z)	5.500	06/01/37	AAA	4,698	4,812,480
30 Yr Pass Thru Ctf (Z)	5.500	06/01/38	AAA	4,934	5,054,148
30 Yr Pass Thru Ctf (Z)	5.500	10/01/38	AAA	9,965	10,208,779
30 Yr Pass Thru Ctf	4.500	02/15/39	AAA	3,000	3,018,750
Note (Z)	6.000	05/30/25	AAA	1,720	1,709,489
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf (Z)	10.000	11/15/20	AAA	4	4,704
30 Yr Pass Thru Ctf (Z)	9.500	01/15/21	AAA	4	4,415
30 Yr Pass Thru Ctf (Z)	9.500	02/15/25	AAA	12	13,716

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency (continued)
30 Yr Pass Thru Ctf (Z)	5.500%	11/15/38	AAA	$2,993	$3,070,963
Small Business Administration CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)(Z)	6.219	11/15/35	Baa2	225	190,125
Sub Bond Ser 2005-1A Class E (S)(Z)	6.706	11/15/35	Baa3	200	161,000
Sub Bond Ser 2006-1A Class H (S)(Z)	7.389	11/15/36	Ba3	365	275,575
Sub Bond Ser 2006-1A Class J (S)(Z)	7.825	11/15/36	B1	220	133,650

Collateralized mortgage obligations 17.71%					$20,917,235
(Cost $40,611,882)

Collateralized Mortgage Obligations 17.71%					20,917,235
American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6 Class XP IO	2.488%	12/25/46	BBB	$13,356	409,026
Mtg Pass Thru Ctf Ser 2007-5 Class XP IO (Z)	2.815	06/25/47	AAA	9,649	488,479
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1 Class GIOP IO (Z)	2.078	05/25/47	AAA	8,002	417,581
American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A Class D (S)	5.957	04/15/37	BBB	865	625,571
Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class A4 (P)(Z)	5.180	09/10/47	AAA	300	255,625
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1 (Z)	5.886	03/20/36	A	946	554,749
Mtg Pass Thru Ctf Ser 2006-D Class 6B2 (Z)	5.928	05/20/36	CCC	1,824	629,485
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B2 (P)(Z)	5.188	03/25/35	AA+	806	94,844
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)(Z)	5.395	04/25/35	AA+	553	93,153
Mtg Pass Thru Ctf Ser 2006-4 Class 3B1 (P)(Z)	6.250	07/25/36	CCC	2,521	113,356
Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2006-PW14 Class D (S)(Z)	5.412	12/11/38	A	655	92,198
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10 Class 1A5A (P)(Z)	5.835	12/25/35	AAA	690	396,778
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3 (Z)	5.000	08/25/35	AAA	420	346,013
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Mtg Pass Thru Ctf Ser 2005-CD1 Class C (P)(Z)	5.225	07/15/44	AA	295	98,201
ContiMortgage Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2 Class A-5 (Z)	8.100	08/15/25	CCC	60	50,987
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59 Class 2X IO (Z)	3.188	11/20/35	AAA	10,106	296,871
Mtg Pass Thru Ctf Ser 2006-0A12 Class X IO (Z)	4.821	09/20/46	AAA	16,929	632,210
Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1 (Z)	6.500	05/25/36	A3	2,708	1,490,962
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A Class G (S)(Z)	6.795	11/15/36	Ba2	3,000	2,371,868
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1-M1 (S)(Z)	8.285	06/20/31	BB	340	205,302
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)(Z)	7.629	04/25/37	BB	1,000	400,000
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2 IO (Z)	0.151	08/19/45	AAA	24,571	583,568

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligations (continued)
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)(Z)	5.217%	12/25/34	AA	$419	$40,635
Mtg Pass Thru Ctf Ser 2006-AA2 Class B1
(G)(P)(Z)	6.128	05/25/36	AA	1,543	85,452
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)(Z)	4.581	08/25/34	AA	832	304,914
Mtg Pass Thru Ctf Ser 2006-4F Class 6A1 (Z)	6.500	05/25/36	BB	3,472	2,053,715
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8 Class 1X IO (Z)	3.684	09/19/35	AAA	7,032	118,673
Mtg Pass Thru Ctf Ser 2007-3 Class ES IO (G)(Z)	0.350	05/19/47	AAA	22,394	125,966
Mtg Pass Thru Ctf Ser 2007-4 Class ES IO (G)(Z)	0.350	07/19/47	AAA	22,396	132,974
Mtg Pass Thru Ctf Ser 2007-6 Class ES IO(G)(S)(Z)	0.343	08/19/37	BB	16,031	90,174
Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-9A Class N2 (S)(Z)	8.350	11/19/36	AAA	323	808
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1 (Z)	5.296	01/25/35	AA	332	67,608
Mtg Pass Thru Ctf Ser 2005-AR18 Class 1X IO (Z)	3.198	10/25/36	AAA	14,574	218,603
Mtg Pass Thru Ctf Ser 2005-AR18 Class 2X IO (Z)	2.921	10/25/36	AAA	14,605	182,564
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)(Z)	5.368	05/25/35	AA	440	42,060
Mtg Pass Thru Ctf Ser 2006-AR19 Class 1B1 (P)(Z)	5.909	08/25/36	CCC	452	29,516
JPMorgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B (P)(Z)	5.129	10/15/42	Aa2	2,035	673,098
JPMorgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2 (Z)	5.500	01/25/21	AAA	735	610,529
Luminent Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-1 Class X IO (Z)	4.098	04/25/36	AAA	21,792	354,120
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1 Class MF1 (P)(Z)	6.158	08/25/36	CCC	1,196	209,081
MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3 Class M1 (P)(Z)	5.933	09/25/37	AA	420	90,877
Mtg Pass Thru Ctf Ser 2007-3 Class M2 (P)(Z)	5.933	09/25/37	A	155	26,012
Mtg Pass Thru Ctf Ser 2007-3 Class M3 (P)(Z)	5.933	09/25/37	BBB	105	13,391
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4 (P)(Z)	5.208	11/14/42	AAA	840	691,651
Mtg Pass Thru Ctf Ser 2006-IQ12 Class E (P)(Z)	5.538	12/15/43	A+	640	91,213
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)(Z)	4.775	05/25/35	AA	413	94,525
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12 Class NB5 (P)(Z)	5.949	12/25/35	AAA	3,013	1,783,999
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB (Z)	6.500	08/25/35	AAA	431	297,767
Mtg Pass Thru Ctf Ser 2005-AR4 Class B1 (P)(Z)	4.668	04/25/35	AA	1,510	661,446
Mtg Pass Thru Ctf Ser 2007-0A4 Class XPPP IO (Z)	0.502	04/25/47	Aaa	18,888	144,613
Mtg Pass Thru Ctf Ser 2007-0A5 Class 1XPP IO (Z)	1.005	06/25/47	Aaa	43,839	383,587
Mtg Pass Thru Ctf Ser 2007-0A5 Class 2XPP IO (Z)	1.538	06/25/47	AAA	51,403	385,526
Mtg Pass Thru Ctf Ser 2007-0A6 Class 1XPP IO (Z)	1.166	07/25/47	Aaa	25,820	217,852
Mtg Pass Thru Ctf Ser 2007-1 Class B1 (P)(Z)	6.165	02/25/37	CCC	565	47,459

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Asset backed securities 0.75%					$882,187
(Cost $952,002)

Asset Backed Securities 0.75%					882,187
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (P)(S)(Z)	5.093%	12/15/14	Baa2	$495	477,675
Sub Bond Ser 2006-1 Class E (P)(S)(Z)	6.495	02/15/36	Baa3	460	404,512

Short-term investments 2.54%					$2,996,676
(Cost $2,997,228)

U.S. Government Agency 2.54%					2,996,676
U.S. Treasury Bill,
Discount Note (Z)	Zero	06/25/09	AAA	$3,000	2,996,676

Total investments (Cost $223,971,554)† 146.87%					$173,447,761

Other assets and liabilities, net (46.87%)					($55,352,206)

Total net assets 100.00%					$118,095,555

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,528,125 or 23.31% of the net assets of the Fund as of January 31, 2009.

(Z) All or a portion of this security is segregated as collateral for the Revolving Credit Agreement. Total collateral value at January 31, 2009 was $261,214,555.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $224,513,340. Net unrealized depreciation aggregated $51,065,579, of which $4,486,465 related to appreciated investment securities and $55,552,044 related to depreciated investment securities.

The Fund had the following interest rate swap contract open on January 31, 2009:

RATE TYPE
	FIXED	VARIABLE
	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$29,000,000	4.6875%	3-month LIBOR (a)	Sep 2010	Bank of America	($1,883,351)

(a) At January 31, 2009, the 3-month LIBOR rate was 1.184%.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$741,200	-
Level 2 – Other Significant Observable Inputs	162,893,157	($1,818,407)
Level 3 – Significant Unobservable Inputs	7,400,314	-
Total	$171,034,671	($1,818,407)

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of October 31, 2008	$8,643,566	-
Accrued discounts/premiums	-	-
Realized gain (loss)	5	-
Change in unrealized appreciation	(1,056,317)	-
(depreciation)
Net purchases (sales)	(667,050)	-
Transfers in and/or out of Level 3	480,110	-
Balance as of January 31, 2009	$7,400,314	-

Swap contracts
The Fund may enter into interest rate, credit default, cross- currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks or to enhance the Fund’s income. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Certain Portfolios are parties to International Swap Dealers Association, Inc. Master Agreements (ISDA Master Agreements) with select counterparties that govern over the counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Portfolios and those counterparties. The ISDA Master Agreements typically include standard representations and warranties as well as provisions outlining the general obligations of the

16

Portfolios and counterparties relating to collateral, events of default, termination events and other standard provisions. Termination events may include a decline in a Portfolio’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Portfolios. Due to declines in net assets of certain Portfolios during the year ended January 31, 2009, one or more counterparties currently may be entitled to terminate early but none has elected to take such action. The Schedule to the ISDA Master Agreements may give counterparties the right to require that the Portfolios post additional collateral as opposed to giving the counterparties the right to terminate the ISDA Master Agreement.

Interest Rate Swap Agreements
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Risks and uncertainties

Concentration risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk
The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Mortgage security risk
The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Leverage utilization risk
The Fund utilizes leverage to increase assets available for investment.

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For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009